Restricted Cash (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)
Restricted Cash (Textual)
Restricted cash, current portion	$ 6,033,482		$ 6,753,685
Restricted cash, non-current portion			500,000
Held as security			500,000
Redistrict cash indemnification obligations description	Potential indemnification obligations for an escrow period of two years following the closing date of the Company?s initial public offering on August 2, 2017.
Short term loan	$ 10,867,111		$ 9,020,697
Initial public offering, and certificate of deposits	5,500,000
Industrial and Commercial Bank of China [Member]
Restricted Cash (Textual)
Short term loan	4,369,016
Industrial and Commercial Bank of China [Member] | CNY [Member]
Restricted Cash (Textual)
Short term loan | ¥		¥ 30,000,000
Suppliers [Member]
Restricted Cash (Textual)
Restricted cash, current portion	$ 33,482